GOODWILL AND INTANGIBLE ASSETS (Details 2) (USD $)	12 Months Ended			3 Months Ended
	Oct. 26, 2014	Oct. 27, 2013	Oct. 28, 2012	Oct. 26, 2014	Jan. 26, 2014	Apr. 28, 2013
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Gross Carrying Amount	$ 104,960,000	$ 85,400,000		$ 104,960,000
Accumulated Amortization	(53,336,000)	(48,566,000)		(53,336,000)
Weighted-Avg Life	10 years 4 months 24 days	10 years 1 month 6 days
Amortization expense	9,352,000	9,479,000	8,975,000
Estimated Amortization Expense
2015	7,554,000			7,554,000
2016	5,591,000			5,591,000
2017	5,118,000			5,118,000
2018	4,876,000			4,876,000
2019	4,833,000			4,833,000
Customer lists/relationships
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Gross Carrying Amount	67,540,000	43,340,000		67,540,000
Accumulated Amortization	(19,336,000)	(14,719,000)		(19,336,000)
Weighted-Avg Life	11 years	11 years
Customer lists/relationships | CytoSport Holdings
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Definite-lived intangible assets acquired				21,600,000
Customer lists/relationships | SKIPPY | China
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Definite-lived intangible assets acquired					2,600,000
Customer lists/relationships | SKIPPY | Worldwide, except sales in mainland China
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Definite-lived intangible assets acquired						25,100,000
Formulas and recipes
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Gross Carrying Amount	17,854,000	17,854,000		17,854,000
Accumulated Amortization	(15,955,000)	(13,824,000)		(15,955,000)
Weighted-Avg Life	8 years 9 months 18 days	8 years 9 months 18 days
Proprietary software and technology
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Gross Carrying Amount	14,820,000	14,820,000		14,820,000
Accumulated Amortization	(13,542,000)	(12,024,000)		(13,542,000)
Weighted-Avg Life	10 years 2 months 12 days	10 years 2 months 12 days
Other intangibles
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Gross Carrying Amount	4,746,000	9,386,000		4,746,000
Accumulated Amortization	$ (4,503,000)	$ (7,999,000)		$ (4,503,000)
Weighted-Avg Life	7 years 4 months 24 days	7 years 8 months 12 days